Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Borrowings

	December 31, 2019	December 31, 2018
	RMB	RMB
Short-term borrowings excluding current portion of long-term borrowings	90,497	69,780
Current portion of long-term borrowings	85,343	75,370

	175,840	145,150
Long-term borrowings	290,882	269,422

	466,722	414,572

Borrowings by Interest Rate
The Group’s borrowings include secured liabilities totaling RMB 1,983 at December 31, 2019 (December 31, 2018: RMB 2,460).

	December 31, 2019	December 31, 2018
	RMB	RMB
Total borrowings:
— interest free	124	129
— at fixed rates	250,297	208,876
— at floating rates	216,301	205,567

	466,722	414,572

Weighted average effective interest rates:
— bank loans	3.20%	3.43%
— corporate debentures	3.52%	3.39%
— medium-term notes	3.63%	3.68%
— other loans	3.80%	4.07%

Borrowings by Major Currency
The borrowings by major currency at December 31, 2019 and December 31, 2018 are as follows:

	December 31, 2019	December 31, 2018
	RMB	RMB
RMB	356,704	297,847
US Dollar	100,374	107,473
Other currency	9,644	9,252

	466,722	414,572

Borrowings' Remaining Contractual Maturities
The following table sets out the borrowings’ remaining contractual maturities at the date of the consolidated
statement of financial position, which are based on contractual undiscounted cash flows including principal and interest, and the earliest contractual maturity date:

	December 31, 2019	December 31, 2018
	RMB	RMB
Within 1 year	188,771	158,782
Between 1 and 2 years	30,090	98,939
Between 2 and 5 years	253,918	150,837
After 5 years	31,576	43,879

	504,355	452,437

Summary of Reconcilation of Movements of Borrowings to Cash Flows Arising from Financing Activities
Reconciliation of movements of borrowings to cash flows arising from financing activities:

	2019	2018
	RMB	RMB
At beginning of the year	414,572	473,955
Changes from financing cash flows:
Increase in borrowings	836,458	704,281
Repayments of borrowings	(785,751)	(770,141)
Total changes from financing cash flows	50,707	(65,860)
Exchange adjustments	1,443	6,477
At end of the year	466,722	414,572